LEASES - Supplemental Cash Flow Information (Details) $ in Thousands	5 Months Ended
Dec. 31, 2022 USD ($)
Leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities:	$ 1,166
Right-of-use assets obtained in exchange for new operating lease liabilities:	$ 4,081
Weighted-average remaining lease term (years)	7 years 9 months
Weighted-average discount rate	5.90%